Property, plant and equipment Disclosure Depreciation of Right of use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 26.7	€ 27.6	€ 22.1
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	17.6	19.8	15.2
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	9.0	7.7	6.8
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 0.1	€ 0.1	€ 0.1